Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Stock-Based Compensation [Line Items]
Amortized amount (in Dollars)	$ 20	$ 33
Stock option granted (in Shares)	801,354	120,821
Stock options granted expiration period	10 years	10 years
Exercise price decrease per share		$ 2.99
Average expected recognition period	2 years
Stock-based compensation expenses (in Dollars)	$ 1,900	$ 732
Unrecognized stock-based compensation (in Dollars)	$ 4,100
Excess of fair value price per share	$ 16.37	$ 3.59
Restricted Stock [Member]
Stock-Based Compensation [Line Items]
Consulting expense (in Shares)		20,000
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of shares issued (in Shares)	78,000
Common Stock Options [Member]
Stock-Based Compensation [Line Items]
Average expected recognition period	1 year 6 months
Consultant [Member]
Stock-Based Compensation [Line Items]
Stock option granted (in Shares)		100,821
Number of shares issued (in Shares)	723,354
Board of Directors [Member]
Stock-Based Compensation [Line Items]
Stock options granted expiration period		10 years
Director [Member]
Stock-Based Compensation [Line Items]
Stock options granted expiration period	10 years
Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share		$ 2.5
Minimum [Member] | Board of Directors [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share	$ 2.97
Minimum [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share	5.93
Maximum [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share		$ 3.9
Maximum [Member] | Board of Directors [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share	3.51
Maximum [Member] | Director [Member]
Stock-Based Compensation [Line Items]
Exercise price decrease per share	$ 18.99